Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Options Beginning	37,392	8,769
Weighted Average Exercise Price, Beginning	$ 19.05	$ 35.60
Weighted Average Remaining Contractual Term (years), Options		3 years 8 months 4 days	3 years 3 months
Aggregate Intrinsic Value, Outstanding beginning
Weighted Average Grant Date Fair Value Beginning
Number of Options Vested and Exercisable Beginning	34,526	8,769
Weighted Average Exercise Price, Vested and Exercisable Beginning	$ 19.44	$ 35.60
Weighted Average Remaining Contractual Term (years), Unvested and non-exercisable		3 years 5 months 19 days
Aggregate Intrinsic Value Vested and Exercisable, beginning
Weighted Average Grant Date Fair Value, Vested and Exercisable beginning
Number of Shares Beginning	2,866
Weighted Average Exercise Price, Unvested and non-exercisable Beginning	$ 14.36
Weighted Average Remaining Contractual Term (years), Unvested and non-exercisable		4 years 1 month 28 days
Aggregate Intrinsic Value, Unvested and non-exercisable beginning
Weighted Average Grant Date Fair Value, Unvested and non-exercisable beginning
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	101,930	28,623
Weighted Average Exercise Price, Granted	$ 17.41	$ 13.97
Weighted average grant date fair value Unvested and non-exercisable Ending	$ 0.73
Number of Options Exercised
Weighted Average Exercise Price, Exercised
Number of Options Cancelled/Forfeited	(139,322)
Weighted Average Exercise Price, Cancelled/Forfeited	$ 17.85
Number of Options Ending		37,392	8,769
Weighted Average Exercise Price, Ending		$ 19.05	$ 35.60
Aggregate Intrinsic Value, Outstanding ending
Weighted Average Grant Date Fair Value Ending
Number of Options Unvested and non-exercisable Ending		34,526	8,769
Weighted Average Exercise Price, Vested and Exercisable Ending		$ 19.44	$ 35.60
Aggregate Intrinsic Value, Vested and Exercisable ending
Weighted Average Grant Date Fair Value, Vested and Exercisable ending
Number of Shares Ending		2,866
Weighted Average Exercise Price, Unvested and non-exercisable ending		$ 14.36
Aggregate Intrinsic Value, Unvested and non-exercisable ending
Weighted Average Grant Date Fair Value, Unvested and non-exercisable ending
Aggregate Intrinsic Value Beginning
Weighted Average Remaining Contractual Term (years), Vested and Exercisable		3 years 5 months 19 days	3 years 3 months
Aggregate Intrinsic Value Vested and Exercisable Ending
Weighted average grant date fair value Vested and Exercisable Ending
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Weighted average grant date fair value Granted	$ 0.73	$ 12.49
Number of Options Cancelled/Forfeited	139,322
Aggregate Intrinsic Value Ending
Aggregate Intrinsic Value Unvested and non-exercisable Ending